Fees Summary	Jan. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,598,982,500.00
Previously Paid Amount	0.00
Total Fee Amount	358,919.48
Total Offset Amount	0.00
Net Fee	358,919.48
Narrative - Max Aggregate Offering Price	$ 2,598,982,500.00
Final Prospectus	true